SHARE CAPITAL AND RESERVES (Details 6)		12 Months Ended
	Oct. 15, 2018 shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 shares $ / shares	Nov. 30, 2018 shares $ / shares
Weighted Average Exercise Price Of Other Equity Instruments [Abstract]
Balance			$ 3.39		$ 17.24		$ 3.75
Granted on anti-dilution clause		$ 3.31		$ 3.31		$ 17.24
Exercised			3.31
Cancelled				$ 17.24		$ 3.75
Balance			$ 3.31		$ 3.39		$ 17.24
Agents Warrants [Member]
Number Of Other Equity Instruments [Abstract]
Balance | shares		8,000	8,000	10,737	10,737	4,574	4,574
Issued | shares	8,000	213,333	213,333			8,000	8,000
Exercised | shares						(1,837)	(1,837)
Cancelled | shares		(8,000)	(8,000)	(2,737)	(2,737)
Balance | shares		213,333	213,333	8,000	8,000	10,737	10,737
Weighted Average Exercise Price Of Other Equity Instruments [Abstract]
Balance		$ 5.32		$ 4.35		$ 1.25
Issued		2.44				5.19
Exercised						1.25
Cancelled		5.19		1.25
Balance		$ 2.44		$ 5.32		$ 4.35
Share Purchase Warrants [Member]
Number Of Other Equity Instruments [Abstract]
Balance | shares		1,984,474	1,984,474	1,142,598	1,142,598	320,946	320,946
Issued | shares		2,482,601	2,482,601	1,000,167	1,000,167	800,000	800,000
Granted on anti-dilution clause | shares						72,800	72,800
Exercised | shares				(158,291)	(158,291)	(51,148)	(51,148)
Cancelled | shares		(1,433,366)	(1,433,366)
Balance | shares		3,033,709	3,033,709	1,984,474	1,984,474	1,142,598	1,142,598
Weighted Average Exercise Price Of Other Equity Instruments [Abstract]
Balance		$ 1.92		$ 6.05		$ 4.36
Issued		2.18		2.33		6.65
Granted on anti-dilution clause						3.24
Exercised		1.80		2.33		3.01
Balance		$ 2.15		$ 1.92		$ 6.05